CERT NAS
1-37606

15008231

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
OCT 23 2015
Washington, DC 20549

Electronic Mail Only

October 23, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 23, 2015 The Nasdaq Stock Market (the "Exchange") received from Anavex Life Sciences Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery